Note 15 - Provision for Reclamation (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Other operating income (expense)	$ (12,759)	$ (11,862)
Contingent liability for decommissioning, restoration and rehabilitation costs [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	165,700	160,400
Discontinued operations [member] | Thompson Creek Mine and Endako [member]
Statement Line Items [Line Items]
Other operating income (expense)	$ (23,300)	$ (53,400)